Related Party Transactions - Compensation of Key Management Personnel (Detail) - Individual	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Total	232	314
Regular Directors
Disclosure of transactions between related parties [line items]
Total	132	131
General Manager
Disclosure of transactions between related parties [line items]
Total	6	6
Area and department Managers
Disclosure of transactions between related parties [line items]
Total	94	177